Significant accounting policies (Details 1 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Nov. 10, 2021	Dec. 31, 2020
Disclosure of significant accounting policies [line items]
Share capital	R$ 36		R$ 68,968
Number of shares issued	132,197,896		121,086,781
Minimum period of overdue for considering financial assets to be in default	360 days
Office lease agreements
Disclosure of significant accounting policies [line items]
Additional period of lease term for determine right-of-use assets amounts	5 years
Class A common shares
Disclosure of significant accounting policies [line items]
Number of shares issued	15,000,000	15,000,000
Class B common shares
Disclosure of significant accounting policies [line items]
Number of shares issued	117,197,896